Summary of significant accounting policies (Tables)	6 Months Ended
Oct. 31, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Property and equipment	lesser of lease term or expected useful life
Computers and software	3 years
Furniture and fittings	5 years
Office and production equipment	3 to 5 years
Renovation	3 years